S000076295 [Member] Expense Example - Bridge Builder Tax Managed Small/Mid Cap Fund - Bridge Builder Tax Managed Small/Mid Cap Fund	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	186
Expense Example, with Redemption, 5 Years	345
Expense Example, with Redemption, 10 Years	$ 808